Commitments and contingencies	6 Months Ended
Sep. 30, 2020
Commitments and contingencies
14. Commitments and contingencies
Obligations under guarantees
The MHFG Group provides guarantees or indemnifications to counterparties to enhance their credit standing and enable them to complete a variety of business transactions. A guarantee represents an obligation to make payments to third parties if the counterparty fails to fulfill its obligation under a borrowing arrangement or other contractual obligation.
The Group records all guarantees and similar obligations subject to ASC 460, “Guarantees” (“ASC 460”) at fair value in the consolidated balance sheets at the inception of the guarantee.
The table below summarizes the maximum potential amount of future payments by type of guarantee at March 31, 2020 and September 30, 2020. The maximum potential amount of future payments disclosed below represents the contractual amounts that could be required to be repaid in the event of the guarantees being executed, without consideration of possible recoveries under recourse provisions or from collateral held. With respect to written options included in derivative financial instruments in the table below, in theory, the MHFG Group is exposed to unlimited losses; therefore, the table shows the notional amounts of the contracts as a substitute for the maximum exposure.

	March 31, 2020	September 30, 2020
	(in billions of yen)
Performance guarantees	2,456	2,527
Guarantees on loans	301	266
Guarantees on securities	110	96
Other guarantees	2,314	2,306
Guarantees for the repayment of trust principal	59	31
Liabilities of trust accounts	446	456
Derivative financial instruments	21,756	21,097

The table below presents the maximum potential amount of future payments of performance guarantees, guarantees on loans, guarantees on securities and other guarantees classified based on internal ratings at March 31, 2020 and September 30, 2020:

	March 31, 2020	September 30, 2020
	(in billions of yen)
Investment grade	4,233	4,079
Non-investment grade	948	1,116

Total	5,181	5,195

Note:	Investment grade in the internal rating scale generally corresponds to BBB- or above in the external rating scale.
Other
off-balance-sheet
instruments
In addition to guarantees, the MHFG Group issues other
off-balance-sheet
instruments to its customers, such as lending-related commitments and commercial letters of credit. Under the terms of these arrangements, the MHFG Group is required to extend credit or make certain payments upon the customers’ requests.
The table below summarizes the contractual amounts with regard to these undrawn commitments at March 31, 2020 and September 30, 2020:

	March 31, 2020	September 30, 2020
	(in billions of yen)
Commitments to extend credit (Note)	76,633	86,359
Commercial letters of credit	690	537

Total	77,323	86,896

Note:	Commitments to extend credit include commitments to invest in securities.
Legal proceedings and investigations
The MHFG Group is involved in normal collection proceedings initiated by the Group, other legal proceedings and investigations in the ordinary course of business. In accordance with ASC 450, the Group recognizes a liability for loss contingencies arising from such proceedings and investigations when a loss is probable and the loss amount or the range of the loss can be reasonably estimated. If a loss does not meet this condition but is reasonably possible, the Group does not recognize a liability but discloses the detail of such proceedings and investigations. Based on the information available as of the date of the consolidated financial statements, the Group believes that the outcome of the collection, legal proceedings and investigations will not have a significant adverse effect on the consolidated financial statements.